Expense Example - American Century Capital Portfolios Prospectus	Aug. 01, 2025 USD ($)
EQUITY INCOME FUND | EQUITY INCOME FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	521
Expense Example, with Redemption, 10 Years	1,155
EQUITY INCOME FUND | EQUITY INCOME FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	412
Expense Example, with Redemption, 10 Years	919
EQUITY INCOME FUND | EQUITY INCOME FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	738
EQUITY INCOME FUND | EQUITY INCOME FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	690
Expense Example, with Redemption, 3 Years	932
Expense Example, with Redemption, 5 Years	1,192
Expense Example, with Redemption, 10 Years	1,935
EQUITY INCOME FUND | EQUITY INCOME FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	197
Expense Example, with Redemption, 3 Years	610
Expense Example, with Redemption, 5 Years	1,048
Expense Example, with Redemption, 10 Years	2,068
EQUITY INCOME FUND | EQUITY INCOME FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	788
Expense Example, with Redemption, 10 Years	1,723
EQUITY INCOME FUND | EQUITY INCOME FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	412
Expense Example, with Redemption, 10 Years	919
EQUITY INCOME FUND | EQUITY INCOME FUND R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	330
Expense Example, with Redemption, 10 Years	738
EQUITY INCOME FUND | EQUITY INCOME FUND G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1
Expense Example, with Redemption, 3 Years	3
Expense Example, with Redemption, 5 Years	6
Expense Example, with Redemption, 10 Years	13
FOCUSED LARGE CAP VALUE FUND | FOCUSED LARGE CAP VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	269
Expense Example, with Redemption, 5 Years	467
Expense Example, with Redemption, 10 Years	1,037
FOCUSED LARGE CAP VALUE FUND | FOCUSED LARGE CAP VALUE FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	799
FOCUSED LARGE CAP VALUE FUND | FOCUSED LARGE CAP VALUE FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	680
Expense Example, with Redemption, 3 Years	902
Expense Example, with Redemption, 5 Years	1,142
Expense Example, with Redemption, 10 Years	1,827
FOCUSED LARGE CAP VALUE FUND | FOCUSED LARGE CAP VALUE FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	187
Expense Example, with Redemption, 3 Years	580
Expense Example, with Redemption, 5 Years	996
Expense Example, with Redemption, 10 Years	1,960
FOCUSED LARGE CAP VALUE FUND | FOCUSED LARGE CAP VALUE FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	425
Expense Example, with Redemption, 5 Years	735
Expense Example, with Redemption, 10 Years	1,612
FOCUSED LARGE CAP VALUE FUND | FOCUSED LARGE CAP VALUE FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	205
Expense Example, with Redemption, 5 Years	357
Expense Example, with Redemption, 10 Years	799
FOCUSED LARGE CAP VALUE FUND | FOCUSED LARGE CAP VALUE FUND R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	157
Expense Example, with Redemption, 5 Years	275
Expense Example, with Redemption, 10 Years	617
FOCUSED LARGE CAP VALUE FUND | FOCUSED LARGE CAP VALUE FUND G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	1
Expense Example, with Redemption, 3 Years	3
Expense Example, with Redemption, 5 Years	6
Expense Example, with Redemption, 10 Years	13
MID CAP VALUE FUND | MID CAP VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	310
Expense Example, with Redemption, 5 Years	537
Expense Example, with Redemption, 10 Years	1,190
MID CAP VALUE FUND | MID CAP VALUE FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	955
MID CAP VALUE FUND | MID CAP VALUE FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	775
MID CAP VALUE FUND | MID CAP VALUE FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	692
Expense Example, with Redemption, 3 Years	941
Expense Example, with Redemption, 5 Years	1,207
Expense Example, with Redemption, 10 Years	1,967
MID CAP VALUE FUND | MID CAP VALUE FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	200
Expense Example, with Redemption, 3 Years	619
Expense Example, with Redemption, 5 Years	1,063
Expense Example, with Redemption, 10 Years	2,100
MID CAP VALUE FUND | MID CAP VALUE FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	150
Expense Example, with Redemption, 3 Years	466
Expense Example, with Redemption, 5 Years	803
Expense Example, with Redemption, 10 Years	1,756
MID CAP VALUE FUND | MID CAP VALUE FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	955
MID CAP VALUE FUND | MID CAP VALUE FUND R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	346
Expense Example, with Redemption, 10 Years	775
MID CAP VALUE FUND | MID CAP VALUE FUND G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
SMALL CAP DIVIDEND FUND | SMALL CAP DIVIDEND FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	347
Expense Example, with Redemption, 5 Years	602
Expense Example, with Redemption, 10 Years	1,329
SMALL CAP DIVIDEND FUND | SMALL CAP DIVIDEND FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	284
Expense Example, with Redemption, 5 Years	494
Expense Example, with Redemption, 10 Years	1,096
SMALL CAP DIVIDEND FUND | SMALL CAP DIVIDEND FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	704
Expense Example, with Redemption, 3 Years	976
Expense Example, with Redemption, 5 Years	1,268
Expense Example, with Redemption, 10 Years	2,094
SMALL CAP DIVIDEND FUND | SMALL CAP DIVIDEND FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	162
Expense Example, with Redemption, 3 Years	503
Expense Example, with Redemption, 5 Years	866
Expense Example, with Redemption, 10 Years	1,888
SMALL CAP DIVIDEND FUND | SMALL CAP DIVIDEND FUND R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	237
Expense Example, with Redemption, 5 Years	412
Expense Example, with Redemption, 10 Years	919
SMALL CAP DIVIDEND FUND | SMALL CAP DIVIDEND FUND G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	596
Expense Example, with Redemption, 10 Years	1,317
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,085
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	907
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	703
Expense Example, with Redemption, 3 Years	973
Expense Example, with Redemption, 5 Years	1,263
Expense Example, with Redemption, 10 Years	2,084
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	212
Expense Example, with Redemption, 3 Years	653
Expense Example, with Redemption, 5 Years	1,119
Expense Example, with Redemption, 10 Years	2,216
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	161
Expense Example, with Redemption, 3 Years	500
Expense Example, with Redemption, 5 Years	861
Expense Example, with Redemption, 10 Years	1,877
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	90
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	488
Expense Example, with Redemption, 10 Years	1,085
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	234
Expense Example, with Redemption, 5 Years	407
Expense Example, with Redemption, 10 Years	907
SMALL CAP VALUE FUND | SMALL CAP VALUE FUND, G CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
VALUE FUND | VALUE FUND INVESTOR CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	310
Expense Example, with Redemption, 5 Years	539
Expense Example, with Redemption, 10 Years	1,199
VALUE FUND | VALUE FUND I CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	431
Expense Example, with Redemption, 10 Years	964
VALUE FUND | VALUE FUND, Y CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	349
Expense Example, with Redemption, 10 Years	784
VALUE FUND | VALUE FUND A CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	690
Expense Example, with Redemption, 3 Years	941
Expense Example, with Redemption, 5 Years	1,210
Expense Example, with Redemption, 10 Years	1,975
VALUE FUND | VALUE FUND C CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	198
Expense Example, with Redemption, 3 Years	619
Expense Example, with Redemption, 5 Years	1,066
Expense Example, with Redemption, 10 Years	2,108
VALUE FUND | VALUE FUND R CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	466
Expense Example, with Redemption, 5 Years	806
Expense Example, with Redemption, 10 Years	1,765
VALUE FUND | VALUE FUND, R5 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	247
Expense Example, with Redemption, 5 Years	431
Expense Example, with Redemption, 10 Years	964
VALUE FUND | VALUE FUND R6 CLASS
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	199
Expense Example, with Redemption, 5 Years	349
Expense Example, with Redemption, 10 Years	$ 784